ACQUISITION OF BUSINESSES - Purchase Price Allocation (Details) - USD ($) $ in Millions	Jan. 12, 2024	Jun. 30, 2024	Dec. 31, 2023	Sep. 28, 2023	Aug. 01, 2023	May 02, 2023	Jan. 04, 2023
Fair value of assets and liabilities acquired
Assets classified as held for sale		$ 270	$ 0
Goodwill		$ 14,108	$ 14,488
Cyxtera Core Data Center Portfolio
Consideration transferred
Cash	$ 803
Total consideration	803
Fair value of assets and liabilities acquired
Cash and cash equivalents recognised as of acquisition date	95
Account receivable recognised as of acquisition date	134
Property, plant and equipment recognised as of acquisition date	2,444
Identifiable intangible assets recognised as of acquisition date	288
Assets classified as held for sale	270
Accounts payable and other liabilities	(252)
Lease liabilities	(1,330)
Liabilities held for sale	(70)
Deferred tax liabilities recognised as of acquisition date	(205)
Identifiable assets acquired (liabilities assumed)	1,374
Gain recognised in bargain purchase transaction	$ 571
Aggregated individually immaterial business combinations
Consideration transferred
Cash							$ 1,249
Total consideration							1,249
Fair value of assets and liabilities acquired
Cash and cash equivalents recognised as of acquisition date							205
Account receivable recognised as of acquisition date							827
Property, plant and equipment recognised as of acquisition date							118
Identifiable intangible assets recognised as of acquisition date							2,827
Goodwill							3,338
Accounts payable and other liabilities							(792)
Borrowings recognised as of acquisition date							(1,006)
Deferred tax liabilities recognised as of acquisition date							(613)
Net identifiable assets acquired (liabilities assumed), before non-controlling interests							4,904
Non-controlling interest							(3,655)
Identifiable assets acquired (liabilities assumed)							$ 1,249
Brazilian electricity transmission operation
Consideration transferred
Cash						$ 35
Business combinations, equity consideration						35
Total consideration						70
Fair value of assets and liabilities acquired
Cash and cash equivalents recognised as of acquisition date						36
Account receivable recognised as of acquisition date						9
Identifiable intangible assets recognised as of acquisition date						477
Goodwill						25
Accounts payable and other liabilities						(44)
Borrowings recognised as of acquisition date						(192)
Deferred tax liabilities recognised as of acquisition date						(83)
Non-controlling interest						(158)
Identifiable assets acquired (liabilities assumed)						70
Net assets acquired before non-controlling interest						$ 228
Triton International Limited
Consideration transferred
Cash				$ 350
Pre-existing interest in the business				55
Total consideration				1,156
Fair value of assets and liabilities acquired
Cash and cash equivalents recognised as of acquisition date				491
Accounts receivable and other				1,871
Property, plant and equipment recognised as of acquisition date				8,811
Identifiable intangible assets recognised as of acquisition date				710
Goodwill recognised as of acquisition date				1,163
Borrowings recognised as of acquisition date				(7,041)
Accounts payable and other liabilities				(408)
Deferred tax liabilities recognised as of acquisition date				(444)
Non-controlling interest				(3,997)
Identifiable assets acquired (liabilities assumed)				1,156
Net assets acquired before non-controlling interest				5,153
BIPC exchangeable shares				$ 751
Data4 Group
Consideration transferred
Cash					$ 566
Total consideration					566
Fair value of assets and liabilities acquired
Cash and cash equivalents recognised as of acquisition date					189
Accounts receivable and other					287
Property, plant and equipment recognised as of acquisition date					35
Financial assets recognised as of acquisition date					3,244
Identifiable intangible assets recognised as of acquisition date					6
Goodwill recognised as of acquisition date					808
Borrowings recognised as of acquisition date					(845)
Accounts payable and other liabilities					(258)
Deferred tax liabilities recognised as of acquisition date					(418)
Non-controlling interest					(2,482)
Identifiable assets acquired (liabilities assumed)					566
Net assets acquired before non-controlling interest					$ 3,048